Preferred Stock Warrant Liability Measured at Fair Value Using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		78 Months Ended	84 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 610	$ 306	$ 26
Value of warrants issued	115	241	302	569	684
Decrease in fair value recognized in net loss	(263)
Changes in fair value recognized in earnings		63	(22)
Reclassification of fair value to additional paid-in capital	(462)				(462)
Fair value, Ending Balance		$ 610	$ 306	$ 610